Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Summary of Other Assets
Other assets (current and long-term) as of December 31, 2022 and December 31, 2021 are as follows (in thousands):

	December 31,	December 31,
	2022	2021
Other current assets:
Non-trade receivables	$1,385	$6,767
Inventory	283	530

Total other current assets	$1,668	$7,297

Other assets:
Security deposit	$1,364	$4,059
Corporate tax receivable	5,472	3,886
Sales tax receivable	1,779	623
Contract costs	1,838	1,751

Total other assets	$10,453	$10,319